Revenues (Tables)	6 Months Ended
Oct. 31, 2025
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the six months ended October 31, 2024 and 2025:

	For the six months ended October 31, 2024	For the six months ended October 31, 2025
	JPY	JPY	USD
	(Unaudited)	(Unaudited)	(Unaudited)
OPERATING REVENUES
Software and system development services	217,699,635	82,519,971	535,670
Consulting and solution services	7,284,000	41,503,877	269,418
TOTAL OPERATING REVENUES	224,983,635	124,023,848	805,088